RECLAMATION AND REMEDIATION LIABILITIES - Disclosure of detailed information about reclamation and remediation bonds (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	$ 3,650,229	$ 3,625,229
Idaho Department Of Lands [Member]
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	2,918,829	2,893,829
Idaho Department Of Environmental Quality [Member]
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	100,000	100,000
Bureau of Land Management - Idaho State Office [Member]
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	$ 631,400	$ 631,400